Equity (Details) - Schedule of warrant status - $ / shares	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Schedule Of Warrant Status Abstract
Warrants, Outstanding, beginning of year	600,000
Warrants, Granted	1,000,000	600,000
Weighted Average Exercise Price, Granted (in Dollars per share)	$ 0.01	$ 0.5
Warrants, Forfeited
Weighted Average Exercise Price, Forfeited (in Dollars per share)
Warrants, Outstanding, end of year	1,600,000	600,000
Weighted Average Exercise Price, Outstanding, end of year (in Dollars per share)	$ 0.048	$ 0.5
Warrants, Exercisable, end of year	600,000	600,000